Capitalization	12 Months Ended
Dec. 31, 2016
Equity [Abstract]
Capitalization

Note 9—Capitalization

In September 2016, and in preparation of the IPO and the establishment of two classes of common stock, each share of the then outstanding common stock was reclassified to Class B common stock. The Company sold Class A common stock in the IPO. The Class A and Class B have the same rights and preferences including rights to dividends, except the Class B is entitled to ten votes per share and the Class A is entitled to one vote per share. Each share of Class B common stock is convertible at any time at the option of the holder into one share of Class A common stock. In addition, each share of Class B common stock will convert automatically into one share of Class A common stock upon any transfer, except for certain transfers described in the Company’s restated certificate of incorporation, including, without limitation, certain transfers for tax and estate planning purposes. During the period from September 2016 through December 2016, 4.2 million shares of Class B common stock were converted to Class A common stock. In addition, upon the earlier of (1) the date on which the outstanding shares of Class B common stock represent less than 10% of the aggregate number of the then outstanding shares of Class A common stock and Class B common stock and (2) the affirmative vote or written consent of the holders of at least 66 2⁄3% of the outstanding shares of Class B common stock, all outstanding shares of Class B common stock will convert automatically into Class A common stock, and no additional shares of Class B common stock will be issued. Prior to the reclassification of existing common stock to Class B common stock, the existing common stock was entitled to one vote per share.

As of December 31, 2016, the Company is authorized to issue 1,095,000,000 shares of common stock, par value $0.000001 per share, and 100,000,000 shares of preferred stock, par value, $0.000001 per share. The authorized common stock consists of 1,000,000,000 shares of Class A common stock and 95,000,000 shares of Class B common stock.

No shares of the newly authorized preferred stock are outstanding as of December 31, 2016. The Company’s board of directors has the discretion to determine the rights, preferences, privileges and restrictions, including voting rights, dividend rights, conversion rights, redemption privileges and liquidation preferences, of each series of preferred stock.

Initial Public Offering

On September 26, 2016, the Company completed its IPO whereby 4,666,667 shares of Class A common stock were issued and sold by the Company and 700,000 shares of Class A common stock were sold by selling stockholders, pursuant to the underwriters’ exercise of their over-allotment option, at the IPO price of $18.00 per share. The Company received net proceeds from the offering of approximately $78.1 million after deducting underwriting discounts and commissions of $5.9 million, but before deducting offering costs of $4.5 million. The Company did not receive any proceeds from the sales of shares by the selling stockholders. In connection with the Company’s IPO: (1) all shares of the Company’s outstanding Series Seed, A-1, A-2, A-3, B and C convertible preferred stock automatically converted into an aggregate 22,078,637 shares of Class B common stock on a one for one-third basis and (2) warrants exercisable for 1,382,505 shares of convertible preferred stock were automatically converted into warrants exercisable for 460,834 shares of Class B common stock and net exercised resulting in the issuance of 448,545 shares of Class B common stock based on the IPO price of $18.00 per share and taking into account the 1-for-3 reverse stock split.

In addition, upon completion of the IPO, costs associated with the IPO of $4.5 million were reclassified from other assets, non-current to additional paid-in capital.

Convertible Preferred Stock

At December 31, 2015, the Company’s outstanding convertible preferred stock consisted of the following (in thousands, except original issue price per share):

	Shares Authorized	Shares Outstanding	Original Issue Price Per Share	Carrying Values	Liquidation Preference
Seed	23,450	22,250	$0.100000	$2,225	$2,225
Series A-1	15,292	15,292	0.126084	1,928	1,928
Series A-2	6,987	6,987	0.146976	1,027	1,027
Series A-3	14,421	13,430	0.183720	2,467	2,467
Series B	8,371	8,371	2.431000	16,557	20,350

Total	68,521	66,330		$24,204	$27,997

In February 2016, the Company issued 11,500,587 shares of Series C convertible preferred stock for $60.0 million and used $54.0 million of the proceeds to repurchase 3,897,928 and 8,485,350 shares of Series Seed preferred stock (including shares issued upon exercise of warrant described below) and Series A preferred stock (comprising shares of Series A-1, A-2 and A-3), respectively, each at 80% of the Series C offering price per share of $5.22, and 188,786 shares of common stock at a price per share of $12.51. Warrants to purchase 808,135 shares of Seed preferred stock were net exercised, resulting in the issuance of 788,755 shares of Series Seed preferred stock of which 614,052 shares were then repurchased.

The repurchase price of the convertible preferred stock, including legal costs, of $51.8 million exceeded the carrying value of $4.6 million at the date of repurchase. The repurchase price in excess of the then carrying value of the preferred stock of $47.2 million was recorded as a reduction to additional paid-in capital of $1.2 million and a reduction to retained earnings of $46.0 million. For the computation of net loss per share attributable to common stockholders for the year ended December 31, 2016, the repurchase price in excess of the then carrying value of the preferred stock of $47.2 million was recorded as a reduction to net income in computing net loss attributable to common stockholders.

All shares of the Company’s outstanding Series Seed, A-1, A-2, A-3, B and C convertible preferred stock automatically converted into an aggregate 22,078,637 shares of Class B common stock on a one for one-third basis upon the completion of the Company’s IPO.

Modification of Series B Preferred Stock

In 2015, the Series B preferred stockholders agreed to modify the liquidation rights and preferences of the Series B preferred stock. Prior to the modification, the Series B preferred stockholders were entitled to receive upon a liquidation event and prior to amounts payable to the other holders of convertible preferred stock or common stock an amount per share equal to the Series B preferred stock original issue price (“Series B Preferred Initial Liquidation Amount”), plus any dividends declared but unpaid thereon. Thereafter, after payment of the liquidation preference to the other holders of convertible preferred stock, the remaining assets of the Company available for distribution to its stockholders were to be distributed among the holders of shares of common stock and Series B preferred stock, pro rata based on the number of shares held by each holder on an as-converted to common stock basis, until such time as the holders of shares of Series B preferred stock have received, together with the Series B Preferred Initial Liquidation Amount, an amount equal to three times the Series B Preferred Stock original issue price.

After the modification, the Series B are entitled to receive upon a liquidation event the liquidation preference as described below under “— Rights and Preferences of Convertible Preferred Stock—Liquidation Preferences.”

The Company recorded the modification as an extinguishment as the fair value of the Series B preferred stock immediately before and immediately after the modification were substantially different (i.e., more than 10%). The Company recorded the difference between the carrying value of the Series B preferred stock and the fair value after the modification, of $3.8 million, as a reduction to the carrying value of the Series B preferred stock and a reduction to accumulated deficit. The $3.8 million has been recorded as an adjustment to the net income attributable to common stockholders in accordance with ASC 260, Earnings per Share.

Rights and Preferences of Convertible Preferred Stock

Prior to the Company’s IPO, the rights and preferences of convertible preferred stock were as follows:

Voting Rights: Each holder of convertible preferred stock was entitled to the number of votes equal to the number of shares of common stock into which such shares of preferred stock could be converted. The holders of convertible preferred stock and the holders of common stock would vote together as a single class on all matters.

Dividends Rights: The holders of Series C preferred stock had a preferential dividend right whereby they were entitled to receive a dividend prior to any other class of stock. After payment of any dividend to the holders of Series C preferred stock, the holders of Series B preferred stock had a preferential dividend right whereby they were entitled to receive a dividend prior to any other class of stock. After payment of any dividend to the holders of Series C preferred stock and the holders of Series B preferred stock, the other holders of convertible preferred stock on a pari passu basis were entitled to receive dividends declared by the Board of Directors out of any assets of the Company legally available prior to the payment of dividends to the holders of common Stock. The dividend rate was $0.008 for holders of Series Seed preferred, $0.010087 for holders of Series A-1 preferred stock, $0.011758 for Series A-2 preferred stock, $0.014698 for Series A-3 preferred stock, $0.194 for Series B preferred stock and $0.417 for Series C preferred stock, per share per annum, when and if declared. If a common stock dividend was declared, such that the convertible preferred holders’ share, on an as-converted basis, would exceed the amount declared under the specified preferred stock dividend rate, the convertible preferred holders were entitled to receive the greater amount, as if the convertible preferred stock was converted to common stock.

Liquidation Preferences: In the event of any liquidation event, either voluntary or involuntary, the holders of Series B preferred stock and the holders of Series C preferred stock were entitled to receive, prior to the other holders of convertible preferred stock or common stock, on a pro rata and pari passau basis, an amount per share equal to the greater of their respective original issue price, plus any dividends declared but unpaid thereon or an amount as would have been payable had their shares of preferred stock immediately converted to common stock. After payment of the amounts to the Series B preferred stockholders and the Series C preferred stockholders, the other holders of convertible preferred stock were entitled to receive a liquidation preference of the greater of (1) the original issue price, plus any dividend declared but unpaid thereon and (2) such amount per share as would have been payable had all shares of the preferred stock been converted into common stock immediately prior to liquidation, dissolution or winding up. Thereafter, any remaining assets available for distribution were to be distributed among the holders of shares of common stock pro rata based on the number of shares held by each holder.

The liquidation preference provisions of the convertible preferred stock were considered contingent redemption provisions because there were certain elements that were not solely within the control of the Company, such as a change in control of the Company. Accordingly, prior to the conversion to common stock, the Company presented the convertible preferred stock within the mezzanine portion of the accompanying consolidated balance sheets.

Conversion Features: Each share of convertible preferred stock was convertible at any time, at the option of the holder thereof, into such number of fully paid non-assessable shares of common stock as was determined by dividing the original issue price by the conversion price applicable to such share, in effect on the date of the conversion. The original issue price per share was $0.10 for Series Seed preferred stock, $0.126084 for Series A-1 preferred stock, $0.146976 for Series A-2 preferred stock, $0.183720 for Series A-3 preferred stock, $2.431 for Series B preferred stock and $5.217125 for Series C preferred stock. Prior to the IPO, the conversion price per share, as adjusted for the reverse stock split described in Note 2, was $0.30 for Series Seed preferred stock, $0.378252 for Series A-1 preferred stock, $0.440928 for Series A-2 preferred stock, $0.55116 for Series A-3 preferred stock, $7.293 for Series B preferred stock and $15.651375 for Series C preferred stock.

Each share of convertible preferred stock would automatically convert into shares of common stock at its then effective conversion rate immediately upon the earlier of (1) a Qualified IPO, and (2) the date specified by a vote of the holders of at least a majority of all then-outstanding shares of convertible preferred stock, voting together as a single class on an as-converted to common stock basis provided that each series of convertible preferred stock would not be converted as a result of such vote without the consent of the holders of a majority of the shares of such series of convertible preferred stock then outstanding.

Upon the conversion of the convertible preferred stock to common stock in connection with the Company’s IPO, the carrying value of the convertible preferred stock was reclassified to additional paid-in capital.